Payden Global Fixed Income Fund
1
Schedule of Investments
- July 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (94%)
Australia (AUD) (1%
)
1,950,000 Australia Government Bond Series 145, 2.75%,
6/21/35 (a)(b) $ 1,119
Australia (USD) (1%
)
850,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (c)(d) 725
Austria (EUR) (0%
)
175,000 ams-OSRAM AG , 10.50%, 3/30/29 (a)(b) 199
190,000 Republic of Austria Government Bond 144A,
3.15%, 6/20/44 (a)(b)(d) 208
407
Austria (USD) (0%
)
175,000 ams-OSRAM AG 144A, 12.25%, 3/30/29 (d) 185
Belgium (EUR) (0%
)
400,000 KBC Group NV , (3 mo. EURIBOR + 1.300%),
4.25%, 11/28/29 (a)(b)(c) 448
200,000 Kingdom of Belgium Government Bond Series
75 144A, 1.00%, 6/22/31 (a)(b)(d) 194
410,000 Kingdom of Belgium Government Bond Series
78 144A, 1.60%, 6/22/47 (a)(b)(d) 323
965
Bermuda (USD) (0%
)
200,000 Bermuda Government International Bond
144A, 3.38%, 8/20/50 (d) 140
390,134 Eagle RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.050%), 7.40%, 4/25/34 (c)(d) 391
300,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (d) 282
550,000 RR Ltd. 2022-24A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.730%), 7.03%,
1/15/36 (c)(d) 552
1,365
Brazil (USD) (0%
)
400,000 Brazilian Government International Bond ,
6.13%, 1/22/32  399
Canada (CAD) (2%
)
1,480,000 Canadian Government Bond , 3.50%,
12/01/45 (b) 1,114
600,000 Canadian Government Bond , 5.00%,
6/01/37 (b) 516
775,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
4.94%, 1/25/52 (b)(d) 532
500,000 OMERS Finance Trust 144A, 2.60%,
5/14/29 (b)(d) 347
700,000 Ontario Teachers' Finance Trust 144A, 1.10%,
10/19/27 (b)(d) 470
2,979
Canada (USD) (1%
)
350,000 Bank of Montreal , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.452%), 7.70%, 5/26/84 (c) 361
575,000 TELUS Corp. , 3.40%, 5/13/32  511
325,000 Toronto-Dominion Bank , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.075%), 8.13%, 10/31/82 (c) 340
1,212
Principal
or Shares Security Description
Value
(000)
Cayman Islands (USD) (4%
)
500,000 Apidos CLO XXXII 2019-32A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.800%), 7.08%, 1/20/33 (c)(d) $ 500
250,000 FS Rialto 2021-FL3 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.614%), 7.94%,
11/16/36 (c)(d) 235
1,350,000 HGI CRE CLO Ltd. 2021-FL2 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.914%), 7.24%, 9/17/36 (c)(d) 1,325
900,000 Ocean Trails CLO VII 2019-7A 144A, (3 mo.
Term Secured Overnight Financing Rate +
2.712%), 8.00%, 4/17/30 (c)(d) 902
250,000 STWD Ltd. 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.914%),
8.25%, 4/18/38 (c)(d) 235
400,000 Symphony CLO XXIV Ltd. 2020-24A 144A,
(3 mo. Term Secured Overnight Financing Rate
+ 1.912%), 7.19%, 1/23/32 (c)(d) 401
300,000 Transocean Inc. 144A, 8.25%, 5/15/29 (d) 307
350,000 Transocean Inc. 144A, 8.50%, 5/15/31 (d) 358
450,000 TRTX Issuer Ltd. 2021-FL4 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.514%), 7.85%, 3/15/38 (c)(d) 427
4,690
Chile (EUR) (1%
)
550,000 Chile Government International Bond , 4.13%,
7/05/34 (b) 609
Colombia (USD) (0%
)
350,000 Colombia Government International Bond ,
7.38%, 9/18/37  346
Czech Republic (CZK) (0%
)
3,600,000 Czech Republic Government Bond Series 125,
1.50%, 4/24/40 (b) 110
Denmark (DKK) (0%
)
650,000 Denmark Government Bond , 4.50%,
11/15/39 (b) 118
Denmark (EUR) (0%
)
400,000 Danske Bank A/S , (ICE 1Year Euribor Swap Fix
+ 1.700%), 4.75%, 6/21/30 (a)(b)(c) 458
Denmark (USD) (0%
)
350,000 Danske Bank A/S , (Treasury 7 year constant
maturity + 4.130%), 7.00% (a)(c)(e) 351
Dominican Republic (USD) (0%
)
300,000 Dominican Republic International Bond 144A,
7.05%, 2/03/31 (d) 316
Finland (EUR) (0%
)
170,000 Finland Government Bond Series 16Y 144A,
2.75%, 7/04/28 (a)(b)(d) 185
Finland (USD) (0%
)
325,000 Nordea Bank Abp , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.110%), 6.63% (a)(c)(e) 325
France (EUR) (2%
)
1,100,000 French Republic Government Bond OAT Series
OAT 144A, 0.50%, 6/25/44 (a)(b)(d) 707
750,000 French Republic Government Bond OAT Series
OAT 144A, 1.25%, 5/25/36 (a)(b)(d) 665
20,000 French Republic Government Bond OAT Series
OAT 144A, 1.75%, 11/25/24 (a)(b)(d) 22

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
1,800,000 French Republic Government Bond OAT Series
OAT 144A, 2.50%, 5/25/30 (a)(b)(d) $ 1,925
350,000 Mobilux Finance SAS 144A, 7.00%,
5/15/30 (b)(d) 385
3,704
France (USD) (1%
)
400,000 BPCE SA 144A, 2.38%, 1/14/25 (d) 394
550,000 Credit Agricole SA 144A, 5.51%, 7/05/33 (d) 571
965
Germany (EUR) (2%
)
1,500,000 Bundesobligation Series 185, 2.69%,
4/16/27 (a)(b)(f) 1,524
500,000 Deutsche Bank AG , (3 mo. EURIBOR +
2.950%), 5.00%, 9/05/30 (a)(b)(c) 569
2,093
Guatemala (USD) (0%
)
300,000 Guatemala Government Bond 144A, 6.55%,
2/06/37 (d) 301
Hungary (HUF) (1%
)
425,000,000 Hungary Government Bond Series 38/A,
3.00%, 10/27/38 (b) 801
Indonesia (IDR) (0%
)
4,440,000,000 Indonesia Treasury Bond Series FR87, 6.50%,
2/15/31 (b) 268
Indonesia (USD) (0%
)
350,000 Sorik Marapi Geothermal Power PT 144A,
7.75%, 8/05/31 (d) 352
Ireland (EUR) (5%
)
349,988 Avoca CLO XIV DAC 14A 144A, (3 mo.
EURIBOR + 0.810%), 4.51%, 1/12/31 (b)(c)
(d) 379
325,000 Bank of Ireland Group PLC , (5 yr. Euro Swap +
6.434%), 6.00% (a)(b)(c)(e) 353
500,000 Bridgepoint CLO V DAC 5A 144A, (3 mo.
EURIBOR + 1.800%), 5.49%, 4/15/36 (b)(c)
(d) 545
450,000 Cairn CLO 2023-17A 144A, (3 mo. EURIBOR
+ 1.800%), 5.47%, 10/18/36 (b)(c)(d) 491
425,000 Flutter Treasury Designated Activity Co. 144A,
5.00%, 4/29/29 (b)(d) 472
420,000 Harvest CLO XVI DAC 16A 144A, (3 mo.
EURIBOR + 1.300%), 4.99%, 10/15/31 (b)
(c)(d) 452
250,000 Ireland Government Bond , 1.10%, 5/15/29 (a)
(b) 254
300,000 Jubilee CLO DAC 2019-23A 144A, (3 mo.
EURIBOR + 3.500%), 7.19%, 7/15/37 (b)(c)
(d) 325
216,008 Last Mile Logistics Pan Euro Finance DAC 1A
144A, (3 mo. EURIBOR + 1.900%), 5.72%,
8/17/33 (b)(c)(d) 233
903,308 Last Mile Logistics Pan Euro Finance DAC
1X, (3 mo. EURIBOR + 2.700%), 6.52%,
8/17/33 (a)(b)(c) 957
239,951 Last Mile Securities PE DAC 2021-1A 144A, (3
mo. EURIBOR + 2.350%), 6.17%, 8/17/31 (b)
(c)(d) 258
900,000 Palmer Square European CLO DAC 2021-1A
144A, (3 mo. EURIBOR + 0.870%), 4.56%,
4/15/34 (b)(c)(d) 971
Principal
or Shares Security Description
Value
(000)
290,000 Palmer Square European Loan Funding DAC
2024-1A 144A, (3 mo. EURIBOR + 2.070%),
5.94%, 8/15/33 (b)(c)(d) $ 315
525,000 Permanent TSB Group Holdings PLC , (ICE
1Year Euribor Swap Fix + 3.500%), 6.63%,
4/25/28 (a)(b)(c) 606
275,000 Permanent TSB Group Holdings PLC , (5 yr.
Euro Swap + 10.546%), 13.25% (a)(b)(c)(e) 351
750,000 Sculptor European CLO V DAC 5A 144A, (3
mo. EURIBOR + 1.750%), 5.44%, 1/14/32 (b)
(c)(d) 812
500,000 Texas Debt Capital Euro CLO DAC 2024-1A
144A, (3 mo. EURIBOR + 2.550%), 6.25%,
7/16/38 (b)(c)(d) 542
8,316
Ireland (GBP) (0%
)
200,000 UK Logistics DAC 2024-1A 144A, (Sterling
Overnight Index Average + 1.650%), 0.00%,
5/17/34 (b)(c)(d)(f) 258
Ireland (USD) (0%
)
400,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 3.30%, 1/30/32  352
Italy (EUR) (4%
)
175,000 doValue SpA 144A, 3.38%, 7/31/26 (b)(d) 183
2,460,000 Italy Buoni Poliennali Del Tesoro Series 10Y
144A, 0.60%, 8/01/31 (a)(b)(d) 2,219
1,400,000 Italy Buoni Poliennali Del Tesoro Series 10Y,
2.50%, 12/01/32 (a)(b) 1,415
375,000 UniCredit SpA , (3 mo. EURIBOR + 1.600%),
4.45%, 2/16/29 (a)(b)(c) 419
4,236
Italy (USD) (1%
)
350,000 Intesa Sanpaolo SpA 144A, (5 yr. Swap Semi
30/360 USD + 5.462%), 7.70% (c)(d)(e) 350
650,000 Intesa Sanpaolo SpA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.900%), 7.78%, 6/20/54 (c)(d) 699
1,049
Japan (JPY) (5%
)
487,400,000 Japan Government Ten Year Bond Series 341,
0.30%, 12/20/25 (b) 3,253
235,000,000 Japan Government Thirty Year Bond Series 58,
0.80%, 3/20/48 (b) 1,214
213,200,000 Japan Government Thirty Year Bond Series 49,
1.40%, 12/20/45 (b) 1,294
10,000,000 Japan Government Thirty Year Bond Series 31,
2.20%, 9/20/39 (b) 72
10,000,000 Japan Government Thirty Year Bond Series 30,
2.30%, 3/20/39 (b) 74
260,500,000 Japan Government Twenty Year Bond Series
104, 2.10%, 6/20/28 (b) 1,842
7,749
Japan (USD) (0%
)
490,000 Nissan Motor Co. Ltd. 144A, 4.81%,
9/17/30 (d) 462
Jersey (EUR) (1%
)
300,000 Avis Budget Finance PLC 144A, 7.25%,
7/31/30 (b)(d) 320

Principal
or Shares Security Description
Value
(000)
450,000 Heathrow Funding Ltd. , 1.13%, 10/08/30 (a)
(b) $ 423
743
Jersey (USD) (1%
)
650,000 GoldenTree Loan Management U.S. CLO
Ltd. 2022-16A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.670%), 6.95%,
1/20/34 (c)(d) 654
250,000 Juniper Valley Park CLO Ltd. 2023-1A 144A,
(3 mo. Term Secured Overnight Financing Rate
+ 1.250%), 6.53%, 7/20/36 (c)(d) 250
904
Luxembourg (USD) (1%
)
300,000 Greensaif Pipelines Bidco Sarl 144A, 5.85%,
2/23/36 (d) 302
400,000 Minerva Luxembourg SA 144A, 8.88%,
9/13/33 (d) 422
724
Malaysia (MYR) (1%
)
1,700,000 Malaysia Government Bond Series 0307,
3.50%, 5/31/27 (b) 372
1,300,000 Malaysia Government Bond Series 0222,
4.70%, 10/15/42 (b) 308
680
Mexico (MXN) (1%
)
11,660,000 Mexican Bonos Series M, 5.75%, 3/05/26 (b) 582
7,760,000 Mexican Bonos Series M, 8.50%, 5/31/29 (b) 397
979
Mexico (USD) (0%
)
250,000 Mexico Government International Bond ,
6.34%, 5/04/53  240
400,000 Petroleos Mexicanos , 5.95%, 1/28/31  330
570
Morocco (USD) (0%
)
250,000 OCP SA 144A, 7.50%, 5/02/54 (d) 259
Netherlands (EUR) (3%
)
300,000 ABN AMRO Bank NV , (5 yr. Euro Swap +
4.239%), 6.88% (a)(b)(c)(e) 335
300,000 BE Semiconductor Industries NV 144A,
4.50%, 7/15/31 (b)(d) 325
450,000 Enel Finance International NV , 3.88%,
3/09/29 (a)(b) 502
500,000 JAB Holdings BV , 5.00%, 6/12/33 (a)(b) 589
300,000 LKQ Dutch Bond BV , 4.13%, 3/13/31 (b) 329
530,000 Netherlands Government Bond 144A, 4.00%,
1/15/37 (a)(b)(d) 653
525,000 Sagax Euro Mtn NL BV , 0.75%, 1/26/28 (a)(b) 516
650,000 Teva Pharmaceutical Finance Netherlands II
BV , 3.75%, 5/09/27 (b) 694
3,943
New Zealand (USD) (0%
)
550,000 ASB Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250%), 5.28%, 6/17/32 (c)(d) 548
Norway (USD) (0%
)
350,000 Var Energi ASA 144A, 7.50%, 1/15/28 (d) 371
Principal
or Shares Security Description
Value
(000)
Paraguay (USD) (1%
)
240,000 Paraguay Government International Bond
144A, 4.70%, 3/27/27 (d) $ 236
450,000 Paraguay Government International Bond
144A, 5.85%, 8/21/33 (d) 458
694
Peru (PEN) (1%
)
7,100,000 Peru Government Bond , 5.35%, 8/12/40 (b) 1,560
Poland (PLN) (0%
)
410,000 Republic of Poland Government Bond Series
1029, 2.75%, 10/25/29 (b) 92
Poland (USD) (0%
)
320,000 Bank Gospodarstwa Krajowego 144A, 5.75%,
7/09/34 (d) 330
Romania (EUR) (0%
)
150,000 Romanian Government International Bond
144A, 6.63%, 9/27/29 (b)(d) 176
Singapore (SGD) (0%
)
280,000 Singapore Government Bond , 3.50%,
3/01/27 (b) 213
Spain (EUR) (3%
)
400,000 Abanca Corp. Bancaria SA , (5 yr. Euro Swap +
6.570%), 6.00% (a)(b)(c)(e) 426
400,000 Banco Bilbao Vizcaya Argentaria SA , (5-Year
Mid-Swap Rate + 5.544%), 8.38% (a)(b)(c)(e) 466
500,000 Banco de Sabadell SA , (1Year Euribor Swap
Rate + 2.400%), 5.25%, 2/07/29 (a)(b)(c) 570
500,000 CaixaBank SA , (3 mo. EURIBOR + 1.650%),
5.00%, 7/19/29 (a)(b)(c) 570
200,000 CaixaBank SA , (5 yr. Euro Swap + 6.346%),
5.88% (a)(b)(c)(e) 216
500,000 International Consolidated Airlines Group SA ,
3.75%, 3/25/29 (a)(b) 537
450,000 Spain Government Bond 144A, 1.25%,
10/31/30 (a)(b)(d) 445
860,000 Spain Government Bond 144A, 2.90%,
10/31/46 (a)(b)(d) 833
4,063
Spain (USD) (1%
)
600,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.72%, 9/14/27 (c) 557
Sri Lanka (USD) (0%
)
350,000 Sri Lanka Government International Bond ,
6.85%, 11/03/25 (a) 200
Supranational (USD) (0%
)
336,555 Borr IHC Ltd./Borr Finance LLC 144A,
10.00%, 11/15/28 (d) 353
Sweden (SEK) (0%
)
2,900,000 Sweden Government Bond Series 1059, 1.00%,
11/12/26 (a)(b) 264
Sweden (USD) (0%
)
400,000 Swedbank AB , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.589%),
7.63% (a)(c)(e) 404
Switzerland (CHF) (1%
)
1,050,000 Swiss Confederation Government Bond , 0.50%,
5/27/30 (a)(b) 1,198

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
Switzerland (USD) (1%
)
500,000 UBS Group AG 144A, (U.S. Secured
Overnight Financing Rate + 5.020%), 9.02%,
11/15/33 (c)(d) $ 617
Thailand (THB) (1%
)
43,300,000 Thailand Government Bond , 1.59%,
12/17/35 (b) 1,088
Turkey (USD) (0%
)
300,000 Limak Cimento Sanayi ve Ticaret AS 144A,
9.75%, 7/25/29 (d) 301
United Arab Emirates (EUR) (0%
)
300,000 Finance Department Government of Sharjah
144A, 4.63%, 1/17/31 (b)(d) 325
United Kingdom (EUR) (1%
)
200,000 Amber Finco PLC 144A, 6.63%, 7/15/29 (b)(d) 224
400,000 Mobico Group PLC , 4.88%, 9/26/31 (a)(b) 429
325,000 Tesco Corporate Treasury Services PLC , 4.25%,
2/27/31 (a)(b) 365
1,018
United Kingdom (GBP) (3%
)
300,000 Barclays PLC , (GBP OIS SONIA 5Y +
4.881%), 8.50% (b)(c)(e) 388
275,000 NatWest Group PLC , (5 yr. UK Government
Bonds Note Generic Bid Yield + 4.985%),
5.13% (b)(c)(e) 332
130,000 Sage AR Funding No 1 PLC 1A 144A,
(Sterling Overnight Index Average + 3.000%),
8.23%, 11/17/30 (b)(c)(d) 166
100,000 United Kingdom Gilt , 0.38%, 10/22/30 (a)(b) 105
1,500,000 United Kingdom Gilt , 3.75%, 7/22/52 (a)(b) 1,694
600,000 United Kingdom Gilt , 4.25%, 9/07/39 (a)(b) 768
3,453
United Kingdom (USD) (0%
)
350,000 Anglo American Capital PLC 144A, 5.50%,
5/02/33 (d) 351
United States (EUR) (3%
)
350,000 Booking Holdings Inc. , 4.13%, 5/12/33 (b) 399
525,000 Discovery Communications LLC , 1.90%,
3/19/27 (b) 541
450,000 Duke Energy Corp. , 3.75%, 4/01/31 (b) 487
450,000 Molson Coors Beverage Co. , 3.80%, 6/15/32 (b) 498
700,000 Morgan Stanley , (3 mo. EURIBOR + 0.833%),
1.10%, 4/29/33 (b)(c) 633
850,000 MPT Operating Partnership LP/MPT Finance
Corp. , 0.99%, 10/15/26 (b) 725
550,000 Prologis Euro Finance LLC , 4.00%, 5/05/34 (b) 608
400,000 Southern Co. , (5 yr. Euro Swap + 2.108%),
1.88%, 9/15/81 (b)(c) 396
4,287
United States (GBP) (0%
)
350,000 General Motors Financial Co. Inc. , 2.35%,
9/03/25 (a)(b) 436
United States (USD) (38%
)
500,000 American Homes 4 Rent LP , 2.38%, 7/15/31  416
390,000 American National Group Inc. , 5.00%, 6/15/27  386
850,000 American Tower Trust 144A, 5.49%,
3/15/28 (d) 865
249,600 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (d) 234
Principal
or Shares Security Description
Value
(000)
350,000 Bank of America Corp. , (3 mo. Term Secured
Overnight Financing Rate + 1.472%), 3.97%,
2/07/30 (c) $ 337
575,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  541
850,000 Blue Owl Capital Corp. , 3.75%, 7/22/25  834
425,000 Boeing Co. , 2.20%, 2/04/26  405
600,000 Boeing Co. 144A, 6.53%, 5/01/34 (d) 630
550,000 Broadcom Inc. 144A, 3.50%, 2/15/41 (d) 433
596,146 BX Trust 2024-CNYN 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.442%),
6.77%, 4/15/41 (c)(d) 593
2,225,495 Cantor Commercial Real Estate Lending 2019-
CF1, 1.12%, 5/15/52 (g) 81
265,689 CARS-DB4 LP 2020-1A 144A, 3.25%,
2/15/50 (d) 237
220,000 Centene Corp. , 4.25%, 12/15/27  213
750,000 Charter Communications Operating LLC/
Charter Communications Operating Capital ,
4.80%, 3/01/50  567
550,000 Civitas Resources Inc. 144A, 8.75%,
7/01/31 (d) 592
296,985 Connecticut Avenue Securities Trust 2024-
R04 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 6.35%,
5/25/44 (c)(d) 298
263,477 Connecticut Avenue Securities Trust 2024-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.100%), 6.45%,
2/25/44 (c)(d) 264
349,817 Connecticut Avenue Securities Trust 2024-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.150%), 6.50%,
3/25/44 (c)(d) 350
500,000 CyrusOne Data Centers Issuer I LLC 2024-2A
144A, 4.50%, 5/20/49 (d) 471
550,000 Energy Transfer LP , 5.75%, 2/15/33  564
475,000 Equinix Inc. , 2.50%, 5/15/31  408
435,000 Evergy Inc. , 2.90%, 9/15/29  397
480,000 Extra Space Storage LP , 2.20%, 10/15/30  410
198,751 Fannie Mae Connecticut Avenue Securities
2016-C07, (U.S. Secured Overnight Financing
Rate Index 30day Average + 9.614%), 14.96%,
5/25/29 (c) 228
492,990 Fannie Mae Connecticut Avenue Securities
2016-C04, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364%),
15.71%, 1/25/29 (c) 563
496,684 Fannie Mae Connecticut Avenue Securities
2016-C05, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.864%),
16.21%, 1/25/29 (c) 572
353,500 Fannie Mae-Aces 2018-M13, 3.74%,
9/25/30 (g) 343
120,288 FN AL3577 30YR , 3.50%, 4/01/43  113
670,532 FN BM2007 30YR , 4.00%, 9/01/48  643
712,470 FN CB2759 30YR , 3.00%, 2/01/52  623
480,271 FN CB3258 30YR , 3.50%, 4/01/52  439
1,099,743 FN CB4127 30YR , 4.50%, 7/01/52  1,061
514,781 FN CB5106 30YR , 5.00%, 11/01/52  508
791,715 FN CB5113 30YR , 5.50%, 11/01/52  795
478,581 FN CB7991 30YR , 5.50%, 2/01/54  480
753,243 FN CB8021 30YR , 6.50%, 2/01/54  776

Principal
or Shares Security Description
Value
(000)
452,378 FN FM1717 30YR , 3.50%, 12/01/45  $ 424
856,678 FN FM3162 30YR , 3.00%, 11/01/46  777
1,405,398 FN FM7194 30YR , 2.50%, 3/01/51  1,205
1,028,932 FN FM9195 30YR , 2.50%, 10/01/51  878
612,954 FN FS0007 30YR , 3.00%, 8/01/50  542
541,291 FN FS3111 30YR , 5.00%, 9/01/52  534
333,810 FN MA4413 30YR , 2.00%, 9/01/51  269
809,493 FN MA4785 30YR , 5.00%, 10/01/52  799
800,327 FN MA5072 30YR , 5.50%, 7/01/53  802
1,559,713 FN MA5073 30YR , 6.00%, 7/01/53  1,583
1,191,175 FR RA3728 30YR , 2.00%, 10/01/50  973
359,138 FR RA7778 30YR , 4.50%, 8/01/52  346
1,536,686 FR SB8509 15YR , 2.00%, 1/01/36  1,389
1,056,379 FR SD0729 30YR , 2.00%, 10/01/51  859
923,346 FR SD1035 30YR , 4.00%, 5/01/52  866
1,050,389 FR ZA4718 30YR , 3.00%, 10/01/46  941
777,019 FR ZT0534 30YR , 3.50%, 12/01/47  719
800,000 Freddie Mac STACR REMIC Trust 2021-
DNA6 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
3.400%), 8.75%, 10/25/41 (c)(d) 830
350,000 FS KKR Capital Corp. 144A, 4.25%,
2/14/25 (d) 347
390,716 G2 MA3663 30YR , 3.50%, 5/20/46  364
435,577 G2 MA4195 30YR , 3.00%, 1/20/47  394
431,775 G2 MA5265 30YR , 4.50%, 6/20/48  424
1,029,573 G2 MA6930 30YR , 2.00%, 10/20/50  855
937,904 G2 MA7472 30YR , 2.50%, 7/20/51  807
238,785 G2 MA7766 30YR , 2.00%, 12/20/51  198
575,000 GLP Capital LP/GLP Financing II Inc. , 4.00%,
1/15/31  528
500,000 Goldman Sachs Group Inc. , 2.60%, 2/07/30  448
400,000 Howard Midstream Energy Partners LLC 144A,
7.38%, 7/15/32 (d) 412
425,000 Hyundai Capital America 144A, 1.80%,
1/10/28 (d) 383
685,000 Invitation Homes Operating Partnership LP ,
4.15%, 4/15/32  640
350,000 ITC Holdings Corp. 144A, 2.95%, 5/14/30 (d) 316
400,982 JPMorgan Chase Bank N.A.-CACLN 2020-2
144A, 31.36%, 2/25/28 (d) 420
300,000 Kosmos Energy Ltd. 144A, 7.50%, 3/01/28 (d) 290
250,000 Matador Resources Co. 144A, 6.50%,
4/15/32 (d) 251
290,000 National Fuel Gas Co. , 5.50%, 1/15/26  291
470,000 Nationwide Mutual Insurance Co. 144A,
9.38%, 8/15/39 (d) 611
63,000 Pacific Life Insurance Co. 144A, 9.25%,
6/15/39 (d) 86
450,000 Panther Escrow Issuer LLC 144A, 7.13%,
6/01/31 (d) 462
400,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28  393
500,000 Permian Resources Operating LLC 144A,
6.25%, 2/01/33 (d) 504
600,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63%, 11/15/31  502
286,500 Planet Fitness Master Issuer LLC 2019-1A
144A, 3.86%, 12/05/49 (d) 269
160,000 Sabine Pass Liquefaction LLC , 5.63%, 3/01/25  160
176,587 Santander Bank Auto Credit-Linked Notes
2022-A 144A, 5.28%, 5/15/32 (d) 176
Principal
or Shares Security Description
Value
(000)
600,000 Santander Bank Auto Credit-Linked Notes
2023-B 144A, 6.66%, 12/15/33 (d) $ 607
2,327 Santander Drive Auto Receivables Trust 2023-
S1 144A, 0.00%, 4/18/28 (d)(f) 497
500,000 SBA Tower Trust 144A, 2.84%, 1/15/25 (d) 493
200,000 SM Energy Co. 144A, 6.75%, 8/01/29 (d) 201
200,000 SM Energy Co. 144A, 7.00%, 8/01/32 (d) 202
475,000 Stellantis Finance U.S. Inc. 144A, 2.69%,
9/15/31 (d) 398
499,375 Store Master Funding I-VII XIV XIX
XX XXIV XXII 2024-1A 144A, 5.70%,
5/20/54 (d) 509
850,000 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (d) 845
2,000,000 U.S. Treasury Bill , 5.22%, 1/09/25 (f) 1,956
200,000 U.S. Treasury Bond , 2.00%, 8/15/51  124
2,310,000 U.S. Treasury Bond , 2.25%, 8/15/46 (h)(i) 1,594
1,000,000 U.S. Treasury Note , 4.25%, 6/30/29  1,014
250,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
8.87%, 5/15/54 (d) 259
600,000 Venture Global LNG Inc. 144A, 8.13%,
6/01/28 (d) 625
500,000 VMware LLC , 2.20%, 8/15/31  418
800,000 Warnermedia Holdings Inc. , 5.14%, 3/15/52  596
800,000 Welltower OP LLC , 3.85%, 6/15/32  739
300,000 Western Midstream Operating LP , 6.15%,
4/01/33  312
54,326
Uruguay (UYU) (1%
)
22,200,000 Uruguay Government International Bond ,
9.75%, 7/20/33 (b) 556
Uzbekistan (USD) (0%
)
650,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (d) 535
Total Bonds
(Cost - $145,389) 134,888
Bank Loans(j) (0%
)
394,532 DirectV Financing LLC Term Loan NON-
EXT 1L, (1 mo. Term Secured Overnight
Financing Rate + 5.000%), 10.46%, 8/02/27
(Cost - $396) 397
Investment Company (4%)
1,220,444 Payden Cash Reserves Money Market Fund  * 1,220
146,720 Payden Emerging Market Corporate Bond
Fund  * 1,281
495,851 Payden Emerging Markets Local Bond Fund  * 2,286
146,702 Payden Floating Rate Fund, SI Class  * 1,437
Total Investment Company
(Cost - $6,301) 6,224
Total Investments (Cost - $152,086)  (98%)
141,509
Other Assets, net of Liabilities ( 2% )
2,446
Net Assets (100%)
$ 143,955
* Affiliated investment.
(a) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b) Principal in foreign currency.
(c) Floating rate security. The rate shown reflects the rate in effect at July 31,
2024.
(d) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
(e) Perpetual security with no stated maturity date.
(f) Yield to maturity at time of purchase.
(g) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(h) All or a portion of the security is pledged to cover futures contract margin requirements.
(i) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(j) Floating rate security. The rate shown reflects the rate in effect at July 31,
2024. The stated maturity is subject to prepayments.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
EUR 1,505
USD  1,618 HSBC Bank USA, N.A. 08/22/2024 $ 13
EUR 32,684
USD  35,374 State Street Bank & Trust Co. 08/06/2024 9
GBP 3,302
USD  4,241 Hsbc Securities Inc 08/06/2024 4
GBP 139
USD  176 Morgan Stanley 08/22/2024 3
IDR 8,900,000
USD  544 BNP PARIBAS 08/22/2024 3
JPY 1,192,800
USD  7,928 Citibank Na 08/06/2024 42
JPY 252,400
USD  1,625 HSBC Bank USA, N.A. 08/22/2024 66
PEN 1,170
USD  305 HSBC Bank USA, N.A. 08/22/2024 8
THB 15,260
USD  417 Barclays Bank PLC 08/22/2024 12
USD 784
CLP  728,600 BNP PARIBAS 08/22/2024 10
USD 1,801
CZK  40,920 BNP PARIBAS 08/22/2024 58
USD 809
IDR  12,906,000 BNP PARIBAS 08/22/2024 16
USD 142
NOK  1,510 BNP PARIBAS 08/22/2024 4
USD 703
PLN  2,780 BNP PARIBAS 08/22/2024 1
USD 1,205
SEK  12,870 BNP PARIBAS 08/22/2024 2
USD 1,108
AUD  1,642 Citibank, N.A. 10/23/2024 32
USD 139
DKK  945 Citibank, N.A. 10/23/2024 1
USD 1,433
AUD  2,154 HSBC Bank USA, N.A. 08/22/2024 23
USD 816
HUF  291,500 HSBC Bank USA, N.A. 08/22/2024 16
USD 2,035
PEN  7,576 HSBC Bank USA, N.A. 08/22/2024 9
USD 278
SEK  2,910 HSBC Bank USA, N.A. 10/23/2024 5
USD 2,437
MXN  41,270 Morgan Stanley 08/22/2024 229
USD 2,970
CAD  4,054 State Street Bank & Trust Co. 10/23/2024 26
592
Liabilities:
AUD 2,154 USD  1,415 HSBC Bank USA, N.A. 08/22/2024 (5)
CLP 728,600 USD  806 Citibank, N.A. 08/22/2024 (33)
CZK 38,331 USD  1,637 BNP PARIBAS 08/22/2024 (4)
GBP 1,128 USD  1,463 BNP PARIBAS 08/22/2024 (12)
NOK 12,910 USD  1,208 BNP PARIBAS 08/22/2024 (24)
PLN 2,300 USD  586 Barclays Bank PLC 08/22/2024 (6)
SEK 1,600 USD  151 BNP PARIBAS 08/22/2024 (2)
USD 813 MYR  3,800 Barclays Bank PLC 08/22/2024 (15)
USD 67 PLN  271 Barclays Bank PLC 08/22/2024 (1)
USD 1,515 THB  54,590 Barclays Bank PLC 08/22/2024 (19)
USD 1,447 CHF  1,275 BNP PARIBAS 08/22/2024 (9)
USD 244 SGD  327 BNP PARIBAS 08/22/2024 (1)
USD 8,000 JPY  1,198,200 Citibank Na 09/06/2024 (43)
USD 7,451 JPY  1,192,800 Citibank, N.A. 08/06/2024 (519)
USD 1,197 CHF  1,047 Citibank, N.A. 10/23/2024 (8)
USD 4,181 GBP  3,302 HSBC Bank USA, N.A. 08/06/2024 (64)
USD 1,613 EUR  1,505 HSBC Bank USA, N.A. 08/22/2024 (17)
USD 1,584 JPY  252,400 HSBC Bank USA, N.A. 08/22/2024 (106)
USD 4,281 GBP  3,332 Hsbc Securities Inc 09/06/2024 (4)
USD 1,605 GBP  1,267 Morgan Stanley 08/22/2024 (24)
USD 35,115 EUR  32,684 State Street Bank & Trust Co. 08/06/2024 (268)

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
USD 35,956 EUR  33,175 State Street Bank & Trust Co. 09/06/2024 $ (11)
(1,195)
Net Unrealized Appreciation (Depreciation)
$(603)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
Euro-Bobl Future 92 Sep-24 $ 11,700 $ 167 $ 167
Euro-Bund Future 5 Sep-24 724 9 9
Euro-Buxl Future 10 Sep-24 1,458 39 39
Long Gilt Future 6 Sep-24 765 17 17
U.S. Long Bond Future 34 Sep-24 4,107 59 59
U.S. Treasury 2-Year Note Future 18 Sep-24 3,697 19 19
U.S. Treasury 5-Year Note Future 12 Sep-24 1,295 19 19
U.S. Ultra Bond Future 10 Sep-24 1,280 32 32
a a
361
Short Contracts:
Euro-Schatz Future 4 Sep-24 (459) (1) (1)
U.S. 10-Year Ultra Future 45 Sep-24 (5,201) (135) (135)
U.S. Treasury 10-Year Note Future 31 Sep-24 (3,466) (72) (72)
a a
(208)
Total Futures
$153
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 42 Index), Pay 5% Quarterly,
Receive upon credit default 06/20/2029 USD 3,400 $(251) $(231) $(20)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year Interest Rate Swap, Receive Fixed 1.125% Quarterly,
Pay Variable 3.620% (3M KWCDC) Quarterly 10/07/2029 KRW 1,584,200 $(105) $– $(105)
10-Year Interest Rate Swap, Receive Fixed 1.800% Quarterly,
Pay Variable 3.650% (3M KWCDC) Quarterly 09/23/2031 KRW 2,288,000 (127) – (127)
5-Year  Interest Rate Swap, Receive Fixed 2.4810% Quarterly,
Pay Variable 1.900% (CNRR007) Quarterly 09/22/2026 CNY 33,000 78 – 78
5-Year Interest Rate Swap, Receive Fixed 1.850% Quarterly,
Pay Variable 1.950% (CNRR007) Quarterly 05/08/2025 CNY 16,000 2 – 2
5-Year Interest Rate Swap, Receive Fixed 2.032% Quarterly,
Pay Variable 1.980% (CNRR007) Quarterly 04/25/2029 CNY 5,350 8 – 8

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
5-Year Interest Rate Swap, Receive Fixed 2.122% Quarterly,
Pay Variable 2.100% (CNRR007) Quarterly 02/02/2029 CNY 13,100 28 – 28
5-Year Interest Rate Swap, Receive Fixed 2.3775% Quarterly,
Pay Variable 2.100% (CNRR007) Quarterly 07/24/2028 CNY 40,100 133 – 133
5-Year Interest Rate Swap, Receive Fixed 2.580% Quarterly,
Pay Variable 1.980% (CNRR007) Quarterly 02/05/2025 CNY 2,350 2 – 2
5-Year Interest Rate Swap, Receive Fixed 2.635% Quarterly,
Pay Variable 1.980% (CNRR007) Quarterly 01/08/2026 CNY 38,600 74 – 74
5-Year Interest Rate Swap, Receive Fixed 2.715% Quarterly,
Pay Variable 1.980% (CNRR007) Quarterly 09/16/2025 CNY 12,200 20 – 20
5-Year Interest Rate Swap, Receive Fixed 2.720% Quarterly,
Pay Variable 1.900% (CNRR007) Quarterly 10/14/2025 CNY 10,000 17 – 17
5-Year Interest Rate Swap, Receive Fixed 2.8225% Quarterly,
Pay Variable 1.900% (CNRR007) Quarterly 02/15/2028 CNY 35,900 194 – 194
5-Year Interest Rate Swap, Receive Fixed 2.920% Quarterly,
Pay Variable 2.350% (CNRR007) Quarterly 01/17/2025 CNY 11,580 9 – 9
5-Year Interest Rate Swap, Receive Fixed 2.960% Quarterly,
Pay Variable 1.980% (CNRR007) Quarterly 12/09/2024 CNY 28,890 23 – 23
5-Year Interest Rate Swap, Receive Fixed 2.350% Quarterly,
Pay Variable 1.950% (CNRR007) Quarterly 07/03/2025 CNY 11,800 10 – 10
IRS CME MXN  GS_/MPSWB 06/17/2026 10.55_R 06/17/2026 MXN 82,250 30 – 30
LCH - IRS  //NDS 2.01 06/03/29 CNY  GS_R 06/03/2029 CNY 10,000 14 – 14
$410 $– $410